STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Total restricted shares [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Total restricted shares, Outstanding at beginning	21,495,000	20,495,000
Total restricted shares, Granted	2,000,000	2,500,000	20,495,000
Total restricted shares, Forfeited/Cancelled		(1,500,000)
Total restricted shares, Vested
Total restricted shares, Outstanding at ending		21,495,000	20,495,000
Weighted average fair market value per share [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Weighted average fair market value per share, Outstanding at beginning	$ 0.049	$ 0.049
Weighted average fair market value per share, Granted	0.055	0.05	0.049
Weighted average fair market value per share, Forfeited/Cancelled		(0.05)
Weighted average fair market value per share, Vested
Weighted average fair market value per share, Outstanding at ending	$ 0.05	$ 0.049	$ 0.049
Total unvested restricted shares [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Total unvested restricted shares, Outstanding at beginning	10,247,500	15,371,250
Total unvested restricted shares, Granted		2,500,000	20,495,000
Total unvested restricted shares, Forfeited/Cancelled		(1,500,000)
Total unvested restricted shares, Vested	(5,123,750)	(6,123,750)	(5,123,750)
Total unvested restricted shares, Outstanding at ending		10,247,500	15,371,250
Unvested restricted Weighted average fair market value per share [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Weighted average fair market value per share, Outstanding at beginning	$ 0.049	$ 0.049
Weighted average fair market value per share, Outstanding at beginning	0.049	0.049
Weighted average fair market value per share, Granted		0.05
Weighted average fair market value per share, Granted		0.05	0.049
Weighted average fair market value per share, Forfeited/Cancelled		(0.05)
Weighted average fair market value per share, Forfeited/Cancelled		(0.05)
Weighted average fair market value per share, Vested	(0.049)	(0.049)
Weighted average fair market value per share, Vested		(0.049)	(0.049)
Weighted average fair market value per share, Outstanding at ending	$ 0.049	0.049	0.049
Weighted average fair market value per share, Outstanding at ending		$ 0.049	$ 0.049
Total vested restricted shares [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Total vested restricted shares, Outstanding at beginning	11,247,500	5,123,750
Weighted average fair market value per share, Granted	$ 2,000,000
Total vested restricted shares, Granted
Weighted average fair market value per share, Forfeited/Cancelled
Total vested restricted shares, Forfeited/Cancelled
Weighted average fair market value per share, Vested	5,123,750	$ 6,123,750
Total vested restricted shares, Vested		6,123,750	5,123,750
Total vested restricted shares, Outstanding at ending		11,247,500	5,123,750
Vested restricted Weighted average fair market value per share [Member]
STOCKHOLDERS’ EQUITY (Details) - Schedule of restricted stock activity [Line Items]
Weighted average fair market value per share, Outstanding at beginning	0.049	$ 0.049
Weighted average fair market value per share, Outstanding at beginning	0.049	0.049
Weighted average fair market value per share, Granted	0.055
Weighted average fair market value per share, Granted
Weighted average fair market value per share, Forfeited/Cancelled
Weighted average fair market value per share, Forfeited/Cancelled
Weighted average fair market value per share, Vested	0.049	0.049
Weighted average fair market value per share, Vested		0.049	0.049
Weighted average fair market value per share, Outstanding at ending	$ 0.05	0.049	0.049
Weighted average fair market value per share, Outstanding at ending		$ 0.049	$ 0.049